Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Summary of Earnings (Loss) Income per Share Basic and Diluted Basis
The calculations of basic and diluted EPS for the years ended December 31, 2023 and 2022 were as follows:

	2023			2022
	Weighted average shares outstanding	Net income	Net income per share	Weighted average shares outstanding	Net loss	Net loss per share
Basic EPS	312,765,516	$28,884	$0.09	304,001,631	$(106,027)	$(0.35)
Dilutive RSUs and pRSUs	3,295,575	—		—	—
Dilutive stock options	241,773	—		—	—
Diluted EPS	316,302,864	$28,884	$0.09	304,001,631	$(106,027)	$(0.35)